Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (266)
Unrealized Losses, 12 months or more	(120)
Unrealized Losses, Total	(386)
Fair value, Less than 12 months	13,821
Fair value, 12 months or more	5,847
Fair value, Total	$ 19,668